Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Navios Apollon	Dec. 31, 2012 Navios Prosperity	Dec. 31, 2012 Navios Libra	Dec. 31, 2012 Navios Partners USD ($)	Dec. 31, 2011 Navios Partners USD ($)	Dec. 31, 2010 Navios Partners USD ($)	Dec. 31, 2012 Navios Acquisition USD ($)	Dec. 31, 2011 Navios Acquisition USD ($)	Dec. 31, 2010 Navios Acquisition USD ($)	Dec. 31, 2012 Navios Logistics USD ($)	Dec. 31, 2011 Navios Logistics USD ($)	Dec. 31, 2012 Acropolis [Member] USD ($)	Dec. 31, 2011 Acropolis [Member] USD ($)	Dec. 31, 2010 Acropolis [Member] USD ($)	Dec. 31, 2012 Panamax USD ($)	Dec. 31, 2012 Capesize USD ($)	Dec. 31, 2012 Ultra Handymax USD ($)	Dec. 31, 2012 MR2 Product Tanker Chemical Tanker USD ($)	Dec. 31, 2012 LR1 Product Tanker USD ($)	Dec. 31, 2012 VLCC USD ($)
Management Fees Daily Rates [Line Items]
Management Fee Daily Rate																			$ 4,600	$ 5,700	$ 4,700	$ 6,000	$ 7,000	$ 10,000
Related Party Transactions [Line Items]
Commisions paid																48,000	17,000	155,000
Dividends received																140,000	602,000	966,000
Trade accounts payable																115,000	125,000
Related parties events
Terms of reimbursement of fees and expenses under the management agreement								From January 2014 to December 2017			As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. As of September 28, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR
Drydocking expenses reimbursement											Fixed up to $300 per vessel and at cost for VLCC vessels
Management fees charged								31,689,000	26,343,000	19,746,000	47,043,000	35,678,000	9,752,000
General And Administrative Fees Charged								3,883,000	3,447,000	2,750,000	2,110,000	1,527,000	380,000	600,000	375,000
Date of agreement								Nov. 16, 2007			May 28, 2010			Apr. 12, 2011
Maturity date of agreement								Dec. 31, 2017			May 28, 2015
Term of administrative services management agreement											5 years			5 years
Due from affiliate companies	50,837,000		49,404,000					21,716,000			29,121,000
Long-term receivable from affiliate company	57,701,000										57,701,000
Future Charter Payments Covered Under The Guarantee								76,740,000
Maximum Payout Under Navios Partners Guarantee	20,000,000							20,000,000
Annual Office Rent Expense Navios Holdings	1,256,000	952,000
Expiration Lease Date In Year	2017 and 2019	2017 and 2019
Balance due from affiliates, total	108,538,000		49,404,000
Deferred gain recognised in Equity in net earnings of affiliated companies	12,652,000		12,024,000	18,694,000
Unamortized deferred gain	28,459,000		41,002,000
Limit Of Facility	40,000,000
Interest rate	3.00%	3.00%
Maturity date	Dec. 01, 2014	Dec. 01, 2014
Loan receivable from affiliate company	35,000,000		40,000,000
Charter Hire Expense From Navios Partners Chartered In Vessels	$ 7,484,000
Charter In Details [Line Items]
Year Built					2,000	2,007	1,995
Lease Agreement Date					Feb. 01, 2012	May 01, 2012	Sep. 01, 2012
Lease Term In Years					2	1	3
Lease Rate Terms					net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings.	net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party	a net daily rate of $12,500 per day, plus 50/50 profit sharing based on actual earnings.